LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LAND USE RIGHTS, NET
Land use rights	¥ 1,535,556		¥ 1,196,668
Less: accumulated amortization	(104,132)		(106,611)
Land use rights, net	1,431,424		1,090,057		$ 207,537
Amortization of land use rights	27,353	$ 3,966	18,031	¥ 12,379
Estimated future amortization expense	30,000
Land use rights pledged	¥ 169,000		110,000
Minimum [Member]
LAND USE RIGHTS, NET
Period of land use rights	50 years	50 years
Maximum [Member]
LAND USE RIGHTS, NET
Period of land use rights	70 years	70 years
Bank acceptance notes
LAND USE RIGHTS, NET
Land use rights pledged	¥ 0		¥ 15,000